SCHEDULE OF LEASE COST (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 02, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Operating lease cost	$ 23	$ 393	$ 215	$ 1,670	$ 820
Cost of Sales [Member]
Loss Contingencies [Line Items]
Operating lease cost		347	172	1,476	633
Research and Development Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		22	19	95	103
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		12	10	50	42
Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		$ 12	$ 14	$ 49	$ 42